UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07896
GAMCO Global Series Funds, Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The GAMCO Global Convertible Securities Fund
First Quarter Report
March 31, 2009
To Our Shareholders,
     During the first quarter of 2009, the net asset value per share of The GAMCO Global Convertible Securities Fund (the “Fund”) was up 10.51%, while the Merrill Lynch Global 300 Convertible Index and Morgan Stanley Capital International (“MSCI”) World Free Index declined 0.44% and 11.92%, respectively.
     Enclosed is the investment portfolio as of March 31, 2009.
Comparative Results
Average Annual Returns through March 31, 2009 (a)

											Since
											Inception
	Quarter		1 Year		3 Year		5 Year		10 Year		(2/3/94)
GAMCO Global Convertible Securities Fund Class AAA	10.51%		(33.94)%		(13.19)%		(4.24)%		0.14%		2.53%
Merrill Lynch Global 300 Convertible Index*	(0.44)		(25.53)		(4.64)		(0.74)		2.27		N/A
MSCI World Free Index	(11.92)		(42.58)		(13.77)		(3.50)		(2.24)		3.17
Class A	10.07		(33.96)		(13.24)		(4.26)		0.13		2.52
	3.74	(b)	(37.75	)(b)	(14.94	)(b)	(5.38	)(b)	(0.45	)(b)	2.13 (b)
Class B	10.18		(34.38)		(13.79)		(4.96)		(0.46)		2.13
	5.18	(c)	(37.66	)(c)	(14.66	)(c)	(5.34	)(c)	(0.46)		2.13
Class C	9.99		(34.59)		(13.88)		(4.98)		(0.41)		2.16
	8.99	(d)	(35.24	)(d)	(13.88)		(4.98)		(0.41)		2.16
Class I	10.51		(33.69)		(13.08)		(4.17)		0.17		2.55
In the current prospectus, the gross expense ratios for Class AAA, A, B, C, and I Shares are 3.38%, 3.38%, 4.13%, 4.13%, and 3.13%, respectively. The net expense ratios in the current prospectus for these share classes are 2.02%, 2.02%, 2.77%, 2.77%, and 1.77%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

The Class AAA Shares net asset values (“NAVs”) per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on May 2, 2001, March 28, 2001, November 26, 2001, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Merrill Lynch Global 300 Convertible Index, and the Morgan Stanley Capital International (“MSCI”) World Free Index are unmanaged indicators of investment performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, one year, three year, and five year periods of 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

*	There is no data available for the Merrill Lynch Global 300 Convertible Index prior to December 31, 1994.
We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The GAMCO Global Convertible Securities Fund
Schedule of Investments — March 31, 2009 (Unaudited)

Principal			Market
Amount			Value
		CONVERTIBLE CORPORATE BONDS — 55.6%
		Automotive: Parts and Accessories — 0.8%
$50,000		Johnson Controls Inc., Cv., 6.500%, 09/30/12	$63,250

		Broadcasting — 2.0%
400,000		Citadel Broadcasting Corp., Sub. Deb. Cv., 4.000%, 02/15/11	159,000

		Business Services — 1.7%
100,000		Akamai Technologies Inc., Cv., 1.000%, 12/15/33	135,750

		Commercial Services — 1.9%
300,000		Providence Service Corp., Sub. Deb. Cv., 6.500%, 05/15/14	151,500

		Computer Hardware — 0.7%
100,000		SanDisk Corp., Cv., 1.000%, 05/15/13	60,500

		Consumer Products — 1.3%
200,000	(a)	Givaudan Nederland Finance BV, Cv., 5.375%, 03/01/10	102,946

		Electronics — 1.1%
200,000		Advanced Micro Devices Inc., Cv., 5.750%, 08/15/12	89,500

		Energy and Utilities — 8.0%
200,000		Cameron International Corp., Cv., 2.500%, 06/15/26	207,000
300,000		Ja Solar Holdings Co., Ltd., Cv., 4.500%, 05/15/13	149,250
300,000		Transocean Ltd., Ser. A, Cv., 1.625%, 12/15/37	277,125

			633,375

		Entertainment — 3.5%
300,000		Macrovision Corp., Cv., 2.625%, 08/15/11	275,625

		Equipment and Supplies — 2.2%
200,000		Danaher Corp., Cv., Zero Coupon, 01/22/21	172,500

		Financial Services — 1.2%
400,000		CompuCredit Corp., Cv., 3.625%, 05/30/25	95,500

		Health Care — 6.8%
200,000		Cephalon Inc., Ser. B, Sub. Deb. Cv., Zero Coupon, 06/15/33	249,750
400,000		Chemed Corp., Cv., 1.875%, 05/15/14	292,000

			541,750

		Hotels and Gaming — 8.6%
700,000		International Game Technology, Cv,, 2.600%, 12/15/36	681,625

		Metals and Mining — 10.0%
100,000		Alcoa Inc., Cv., 5.250%, 03/15/14	132,625
200,000		Kinross Gold Corp., Cv., 1.750%, 03/15/28 (b)	190,500
250,000		Newmont Mining Corp., Cv., 1.625%, 07/15/17	283,438
300,000		Vedanta Finance Jersey Ltd., Cv., 4.600%, 02/21/26	192,750

			799,313

		Specialty Chemicals — 0.8%
200,000		Ferro Corp., Cv., 6.500%, 08/15/13	67,500

		Telecommunications — 5.0%
50,000		American Tower Corp., Cv., 5.000%, 02/15/10	50,250
250,000		Level 3 Communications Inc., Cv., 2.875%, 07/15/10	182,813
20,000,000	(c)	Softbank Corp., Cv., 1.500%, 03/31/13	168,396

			401,459

		TOTAL CONVERTIBLE CORPORATE BONDS	4,431,093

		CORPORATE BONDS — 1.3%
		Energy and Utilities — 1.3%
200,000		Texas Competitive Electric Holdings Co. LLC, Ser. B (STEP), 10.250%, 11/01/15	101,000

Shares
		CONVERTIBLE PREFERRED STOCKS — 3.3%
		Automotive — 0.1%
3,000		General Motors Corp., 6.250% Cv. Pfd., Ser. C	7,620

		Broadcasting — 0.1%
6,000		Emmis Communications Corp., 6.250% Cv. Pfd., Ser. A	8,340

		Metals and Mining — 3.1%
3,800		Freeport-McMoRan Copper & Gold Inc., 6.750% Cv. Pfd	245,366

		TOTAL CONVERTIBLE PREFERRED STOCKS	261,326

See accompanying notes to schedule of investments.

2

The GAMCO Global Convertible Securities Fund
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 4.2%
	Health Care — 1.2%
5,000	CV Therapeutics Inc.†	$99,400

	Specialty Chemicals — 3.0%
3,000	Rohm and Haas Co.	236,520

	TOTAL COMMON STOCKS	335,920

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 35.6%
	U.S. Treasury Bills — 33.5%
$2,663,000	U.S. Treasury Bills, 0.080% to 0.260%††, 04/02/09 to 07/02/09	2,662,363

	U.S. Treasury Cash Management Bills — 2.1%
170,000	U.S. Treasury Cash Management Bill, 0.130%††, 04/29/09	169,983

	TOTAL U.S. GOVERNMENT OBLIGATIONS	2,832,346

	TOTAL INVESTMENTS — 100.0% (Cost $9,917,789)	$7,961,685

	Aggregate book cost	$9,917,789

	Gross unrealized appreciation	$64,972
	Gross unrealized depreciation	(2,021,076)

	Net unrealized appreciation/(depreciation)	$(1,956,104)

(a)	Principal amount denoted in Swiss Francs.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the market value of Rule 144A securities amounted to $190,500 or 2.39% of total investments.

(c)	Principal amount denoted in Japanese Yen.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

STEP	Step coupon bond. The rate disclosed is that in effect at March 31, 2009.

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	88.8%	$7,071,217
Europe	7.2	572,821
Japan	2.1	168,397
Asia Pacific	1.9	149,250

	100.0%	$7,961,685

See accompanying notes to schedule of investments.

3

The GAMCO Global Convertible Securities Fund
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

4

The GAMCO Global Convertible Securities Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of March 31, 2009 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 – Quoted Prices	$748,746
Level 2 – Other Significant Observable Inputs	7,212,939

Total	$7,961,685

There were no Level 3 investments held at December 31, 2008 or March 31, 2009.
Statement of Financial Accounting Standard No. 161, “Disclosures about Derivative Instruments and Hedging Activities” clarifies the financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. As of March 31, 2009, the Fund did not hold any derivative instruments.
2. Tax Information. At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $1,682,742, which are available to reduce future required distributions of net capital gains to shareholders through 2016.

5

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS
VALUE

Gabelli Asset Fund
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Blue Chip Value Fund
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
GAMCO Westwood Equity Fund
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Susan M. Byrne
FOCUSED VALUE

Gabelli Value Fund
Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
SMALL CAP VALUE

Gabelli Small Cap Fund
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood SmallCap Equity Fund
Seeks to invest primarily in smaller capitalization equity securities — market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Nicholas F. Galluccio
Gabelli Woodland Small Cap Value Fund
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Elizabeth M. Lilly, CFA
GROWTH

GAMCO Growth Fund
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Howard F. Ward, CFA
GAMCO International Growth Fund
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)
Portfolio Manager: Caesar Bryan
AGGRESSIVE GROWTH

GAMCO Global Growth Fund
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
MICRO-CAP

GAMCO Westwood Mighty MitesSM Fund
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
EQUITY INCOME

Gabelli Equity Income Fund
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood Balanced Fund
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)
Co-Portfolio Managers: Susan M. Byrne
Mark Freeman, CFA
GAMCO Westwood Income Fund
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
SPECIALTY EQUITY

GAMCO Global Convertible Securities Fund
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)
Team Managed
GAMCO Global Opportunity Fund
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
Gabelli SRI Green Fund
Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages,organic living,and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)
Co-Portfolio Managers: Christopher C. Desmarais
John M. Segrich, CFA
SECTOR

GAMCO Global Telecommunications Fund
Seeks to invest in telecommunications companies throughout the world — targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
GAMCO Gold Fund
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)
Portfolio Manager: Caesar Bryan
Gabelli Utilities Fund
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)
Team Managed
MERGER AND ARBITRAGE

Gabelli ABC Fund
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Enterprise Mergers and Acquisitions Fund
Seeks to invest in securities believed to be likely acquisition targets within 12-18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
CONTRARIAN

GAMCO Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Henry Van der Eb, CFA
Comstock Capital Value Fund
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)
Portfolio Manager: Martin Weiner, CFA
FIXED INCOME

GAMCO Westwood Intermediate Bond Fund
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)
Portfolio Manager: Mark Freeman, CFA
CASH MANAGEMENT-MONEY MARKET

Gabelli U.S. Treasury Money Market Fund
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)
Co-Portfolio Managers: Judith A. Raneri
Ronald S. Eaker
An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.
To receive a prospectus, call 800-GABELLI (422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

GAMCO Global Series Funds, Inc.
The GAMCO Global Convertible Securities Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 6:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	John D. Gabelli
Chairman and Chief	Senior Vice President
Executive Officer	Gabelli & Company, Inc.
GAMCO Investors, Inc.

E. Val Cerutti	Werner J. Roeder, MD
Chief Executive Officer	Medical Director
Cerutti Consultants, Inc.	Lawrence Hospital

Anthony J. Colavita	Anthonie C. van Ekris
Attorney-at-Law	Chairman
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Arthur V. Ferrara	Salvatore J. Zizza
Former Chairman and	Chairman
Chief Executive Officer	Zizza & Co., Ltd.
Guardian Life Insurance
Company of America
Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The GAMCO Global Convertible Securities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAMCO
The
GAMCO
Global
Convertible
Securities
Fund
FIRST QUARTER REPORT
MARCH 31, 2009
GAB441Q109SR

The GAMCO Global Growth Fund
First Quarter Report
March 31, 2009
To Our Shareholders,
     During the first quarter of 2009, The GAMCO Global Growth Fund (the “Fund”) was down 4.16%, while the Morgan Stanley Capital International All Country (“MSCI AC”) World Index and the Lipper Global Multi-Cap Core Fund Average each depreciated by 10.57% and 10.30%, respectively.
     Enclosed is the investment portfolio as of March 31, 2009.
Comparative Results
Average Annual Returns through March 31, 2009 (a)

											Since
											Inception
	Quarter		1 Year		3 Year		5 Year		10 Year		(2/7/94)
GAMCO Global Growth Fund Class AAA	(4.16)%		(41.34)%		(12.50)%		(2.64)%		(2.17)%		5.91%
MSCI AC World Index	(10.57)		(42.74)		(12.84)		(2.37)		(1.27)		3.60
Lipper Global Multi-Cap Core Fund Average	(10.30)		(40.10)		(13.03)		(3.35)		0.32		3.56
Class A	(4.09)		(41.31)		(12.48)		(2.63)		(2.16)		5.92
	(9.61	)(b)	(44.69	)(b)	(14.19	)(b)	(3.77	)(b)	(2.73	)(b)	5.51 (b)
Class B	(4.23)		(41.75)		(13.14)		(3.36)		(2.79)		5.47
	(9.02	)(c)	(44.66	)(c)	(14.02	)(c)	(3.75	)(c)	(2.79)		5.47
Class C	(4.31)		(41.76)		(13.15)		(3.37)		(2.83)		5.44
	(5.27	)(d)	(42.35	)(d)	(13.15)		(3.37)		(2.83)		5.44
Class I	(4.05)		(41.16)		(12.39)		(2.56)		(2.13)		5.94
In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.82%, 1.82%, 2.57%, 2.57%, and 1.57%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.The prospectus contains more information about this and other matters and should be read carefully before investing.

The Class AAA Shares net asset values (“NAVs”) per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on March 2, 2000, May 5, 2000, March 12, 2000, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The MSCI AC World Index is an unmanaged indicator of stock market performance, while the Lipper Global Multi-Cap Core Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested.You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, one year, three year, and five year periods of 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.
We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The GAMCO Global Growth Fund
Schedule of Investments — March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 99.1%
	INFORMATION TECHNOLOGY — 16.7%
9,000	Adobe Systems Inc.†	$192,510
5,700	Apple Inc.†	599,184
5,500	Canon Inc.	160,335
10,700	Cisco Systems Inc.†	179,439
22,000	Corning Inc.	291,940
11,000	FLIR Systems Inc.†	225,280
4,400	Google Inc., Cl. A†	1,531,464
15,600	Harris Corp.	451,464
13,000	Intel Corp.	195,650
3,300	International Business Machines Corp.	319,737
3,850	Keyence Corp.	728,369
7,500	MasterCard Inc., Cl. A	1,256,100
22,000	Microsoft Corp.	404,140
600	Nintendo Co. Ltd.	175,519
10,000	QUALCOMM Inc.	389,100
12,200	Research In Motion Ltd.†	525,454
14,000	Trimble Navigation Ltd.†	213,920
10,000	Visa Inc., Cl. A	556,000

	TOTAL INFORMATION TECHNOLOGY	8,395,605

	ENERGY — 16.7%
11,000	Apache Corp.	704,990
42,000	Chesapeake Energy Corp.	716,520
14,672	Devon Energy Corp.	655,691
10,200	FMC Technologies Inc.†	319,974
17,500	Hess Corp.	948,500
6,900	Imperial Oil Ltd.	250,650
15,500	Murphy Oil Corp.	693,935
13,000	National Oilwell Varco Inc.†	373,230
9,000	Noble Corp.	216,810
14,000	Occidental Petroleum Corp.	779,100
32,000	Petroleo Brasileiro SA, ADR	975,040
10,000	Saipem SpA	177,930
7,000	Schlumberger Ltd.	284,340
9,397	Transocean Ltd.†	552,919
23,000	XTO Energy Inc.	704,260

	TOTAL ENERGY	8,353,889

	FINANCIALS — 16.5%
3,000	BlackRock Inc.	390,120
1,533	China Life Insurance Co. Ltd., ADR	75,485
26,000	Janus Capital Group Inc.	172,900
14,400	Julius Baer Holding Ltd. AG	353,820
15,000	Morgan Stanley	341,550
17,000	Northern Trust Corp.	1,016,940
17,300	Schroders plc	196,113
60,000	Standard Chartered plc	745,036
46,600	State Street Corp.	1,434,348
13,000	T. Rowe Price Group Inc.	375,180
52,000	The Bank of New York Mellon Corp.	1,469,000
75,000	The Charles Schwab Corp.	1,162,500
5,000	The Goldman Sachs Group Inc.	530,100

	TOTAL FINANCIALS	8,263,092

	MATERIALS — 14.1%
6,950	Anglo American plc	118,349
6,000	BHP Billiton plc	118,353
35,400	Companhia Vale do Rio Doce, ADR	470,820
34,300	Freeport-McMoRan Copper & Gold Inc.	1,307,173
12,000	Lonmin plc	245,319
12,000	Monsanto Co.	997,200
7,000	Newmont Mining Corp.	313,320
7,500	Potash Corp. of Saskatchewan Inc.	606,075
6,300	Rio Tinto plc	211,541
5,500	Rio Tinto plc, ADR	737,330
12,500	Syngenta AG, ADR	501,375
18,000	The Mosaic Co.	755,640
50,000	Tokai Carbon Co. Ltd.	203,480
10,000	United States Steel Corp.	211,300
38,598	Xstrata plc	258,913

	TOTAL MATERIALS	7,056,188

	INDUSTRIALS — 13.6%
15,000	ABB Ltd., ADR	209,100
6,000	Bouygues SA	214,410
11,000	Cummins Inc.	279,950
15,000	Deere & Co.	493,050
8,000	Emerson Electric Co.	228,640
3,700	Fanuc Ltd.	253,069
6,900	First Solar Inc.†	915,630
6,800	Fluor Corp.	234,940
10,000	ITT Corp.	384,700
18,000	Jardine Matheson Holdings Ltd.	327,600
13,000	Joy Global Inc.	276,900
13,000	Komatsu Ltd.	143,868
9,500	McDermott International Inc.†	127,205
9,000	PACCAR Inc.	231,840
8,000	Rockwell Collins Inc.	261,120
90,000	Rolls-Royce Group plc†	379,113
10,000	Secom Co. Ltd.	370,245
5,000	SMA Solar Technology AG†	219,768
20,300	SunPower Corp., Cl. A†	482,734
7,000	United Technologies Corp.	300,860
11,000	Vestas Wind Systems A/S†	483,232

	TOTAL INDUSTRIALS	6,817,974

See accompanying notes to schedule of investments.

2

The GAMCO Global Growth Fund
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER STAPLES — 7.3%
30,912	Cadbury plc	$233,168
15,494	Coca-Cola Hellenic Bottling Co. SA	222,694
4,000	Costco Wholesale Corp.	185,280
43,000	Davide Campari-Milano SpA	272,879
24,500	Diageo plc	273,587
5,000	Groupe Danone	243,318
10,000	Nestlé SA	337,844
4,600	PepsiCo Inc.	236,808
7,030	Pernod-Ricard SA	391,780
46,000	Tesco plc	219,776
7,500	The Procter & Gamble Co.	353,175
39,100	Woolworths Ltd.	678,645

	TOTAL CONSUMER STAPLES	3,648,954

	HEALTH CARE — 6.9%
4,000	Abbott Laboratories	190,800
2,500	Alcon Inc.	227,275
4,000	Celgene Corp.†	177,600
4,800	Gilead Sciences Inc.†	222,336
10,000	Hisamitsu Pharmaceutical Co. Inc.	308,958
3,000	Roche Holding AG	411,750
11,000	St. Jude Medical Inc.†	399,630
2,400	Straumann Holding AG	371,596
6,300	Stryker Corp.	214,452
4,300	Synthes Inc.	478,995
8,000	Takeda Pharmaceutical Co. Ltd.	277,557
6,000	Varian Medical Systems Inc.†	182,640

	TOTAL HEALTH CARE	3,463,589

	CONSUMER DISCRETIONARY — 6.6%
6,000	Amazon.com Inc.†	440,640
25,000	British Sky Broadcasting Group plc	155,167
4,000	Christian Dior SA	219,107
11,000	Coach Inc.†	183,700
10,314	Compagnie Financiere Richemont SA, Cl. A	161,038
7,650	Hennes & Mauritz AB, Cl. B	286,800
10,000	Next plc	189,762
7,000	NIKE Inc., Cl. B	328,230
13,000	Nikon Corp.	147,954
6,000	Polo Ralph Lauren Corp.	253,500
8,000	The Swatch Group AG	195,455
21,000	Tiffany & Co.	452,760
18,000	Under Armour Inc., Cl. A†	295,740

	TOTAL CONSUMER DISCRETIONARY	3,309,853

	TELECOMMUNICATION SERVICES — 0.7%
70	KDDI Corp.	329,640

	TOTAL COMMON STOCKS	49,638,784

Principal		Market
Amount		Value
	U.S. GOVERNMENT OBLIGATIONS — 0.9%
	U.S. Treasury Bills — 0.5%
$260,000	U.S. Treasury Bill, 0.220%††, 07/02/09	$259,867

	U.S. Treasury Cash Management Bills — 0.4%
202,000	U.S. Treasury Cash Management Bill, 0.180%††, 04/29/09	201,972

	TOTAL U.S. GOVERNMENT OBLIGATIONS	461,839

	TOTAL INVESTMENTS — 100.0% (Cost $68,900,693)	$50,100,623

	Aggregate book cost	$68,900,693

	Gross unrealized appreciation	$1,627,997
	Gross unrealized depreciation	(20,428,067)

	Net unrealized appreciation/(depreciation)	$(18,800,070)

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	67.3%	$33,710,068
Europe	20.7	10,352,427
Japan	6.2	3,098,993
Latin America	3.7	1,857,405
Asia/Pacific	2.1	1,081,730

	100.0%	$50,100,623

See accompanying notes to schedule of investments.

3

The GAMCO Global Growth Fund
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

4

The GAMCO Global Growth Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of March 31, 2009 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 – Quoted Prices	$37,953,529
Level 2 – Other Significant Observable Inputs	12,147,094

Total	$50,100,623

There were no Level 3 investments held at December 31, 2008 and March 31, 2009.
Statement of Financial Accounting Standard No. 161, “Disclosures about Derivative Instruments and Hedging Activities” clarifies the financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. As of March 31, 2009, the Fund did not hold any derivative instruments.
2. Tax Information. At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $46,626,706, which are available to reduce future required distributions of net capital gains to shareholders. $4,251,022 is available through 2009; $39,969,419 is available through 2010; $1,279,768 is available through 2011; and $1,126,497 is available through 2016.

5

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.
•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS
VALUE

Gabelli Asset Fund
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Blue Chip Value Fund
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
GAMCO Westwood Equity Fund
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Susan M. Byrne
FOCUSED VALUE

Gabelli Value Fund
Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
SMALL CAP VALUE

Gabelli Small Cap Fund
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood SmallCap Equity Fund
Seeks to invest primarily in smaller capitalization equity securities — market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Nicholas F. Galluccio
Gabelli Woodland Small Cap Value Fund
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Elizabeth M. Lilly, CFA
GROWTH

GAMCO Growth Fund
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Howard F. Ward, CFA
GAMCO International Growth Fund
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)
Portfolio Manager: Caesar Bryan
AGGRESSIVE GROWTH

GAMCO Global Growth Fund
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
MICRO-CAP

GAMCO Westwood Mighty MitesSM Fund
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
EQUITY INCOME

Gabelli Equity Income Fund
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood Balanced Fund
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)
Co-Portfolio Managers: Susan M. Byrne
Mark Freeman, CFA
GAMCO Westwood Income Fund
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
SPECIALTY EQUITY

GAMCO Global Convertible Securities Fund
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)
Team Managed
GAMCO Global Opportunity Fund
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
Gabelli SRI Green Fund
Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages,organic living,and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)
Co-Portfolio Managers: Christopher C. Desmarais
John M. Segrich, CFA
SECTOR

GAMCO Global Telecommunications Fund
Seeks to invest in telecommunications companies throughout the world — targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
GAMCO Gold Fund
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)
Portfolio Manager: Caesar Bryan
Gabelli Utilities Fund
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)
Team Managed
MERGER AND ARBITRAGE

Gabelli ABC Fund
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Enterprise Mergers and Acquisitions Fund
Seeks to invest in securities believed to be likely acquisition targets within 12-18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
CONTRARIAN

GAMCO Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Henry Van der Eb, CFA
Comstock Capital Value Fund
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)
Portfolio Manager: Martin Weiner, CFA
FIXED INCOME

GAMCO Westwood Intermediate Bond Fund
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)
Portfolio Manager: Mark Freeman, CFA
CASH MANAGEMENT-MONEY MARKET

Gabelli U.S. Treasury Money Market Fund
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)
Co-Portfolio Managers: Judith A. Raneri
Ronald S. Eaker
An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.
To receive a prospectus, call 800-GABELLI (422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

GAMCO Global Series Funds, Inc.
The GAMCO Global Growth Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 6:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	John D. Gabelli
Chairman and Chief	Senior Vice President
Executive Officer	Gabelli & Company, Inc.
GAMCO Investors, Inc.

E. Val Cerutti	Werner J. Roeder, MD
Chief Executive Officer	Medical Director
Cerutti Consultants, Inc.	Lawrence Hospital

Anthony J. Colavita	Anthonie C. van Ekris
Attorney-at-Law	Chairman
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Arthur V. Ferrara	Salvatore J. Zizza
Former Chairman and	Chairman
Chief Executive Officer	Zizza & Co., Ltd.
Guardian Life Insurance
Company of America
Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The GAMCO Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAMCO
The
GAMCO
Global
Growth
Fund
FIRST QUARTER REPORT
MARCH 31, 2009
GAB442Q109SR

The GAMCO Global Opportunity Fund

First Quarter Report
March 31, 2009
To Our Shareholders,
     During the first quarter of 2009, The GAMCO Global Opportunity Fund (the “Fund”) was down 8.21%, while the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Index and the Lipper Global Multi-Cap Growth Fund Average declined 10.57% and 7.29%, respectively.
     Enclosed is the investment portfolio as of March 31, 2009.
Comparative Results
Average Annual Returns through March 31, 2009 (a)

										Since
										Inception
	Quarter		1 Year		3 Year		5 Year		10 Year	(5/11/98)
GAMCO Global Opportunity Fund Class AAA	(8.21)%		(40.25)%		(13.20)%		(1.94)%		1.36%	2.93%
MSCI AC World Index	(10.57)		(42.74)		(12.84)		(2.37)		(1.27)	(0.27)
Lipper Global Multi-Cap Core Fund Average	(7.29)		(42.74)		(13.45)		(3.60)		(1.84)	(0.59)
Class A	(8.15)		(40.24)		(13.19)		(1.92)		1.37	2.94
	(13.44	)(b)	(43.68	)(b)	(14.89	)(b)	(3.07	)(b)	0.77 (b)	2.38 (b)
Class B	(8.40)		(40.71)		(13.85)		(2.68)		0.73	2.35
	(12.98	)(c)	(43.67	)(c)	(14.72	)(c)	(3.08	)(c)	0.73	2.35
Class C	(8.36)		(40.69)		(13.91)		(2.52)		1.14	2.72
	(9.28	)(d)	(41.28	)(d)	(13.91)		(2.52)		1.14	2.72
Class I	(8.13)		(40.05)		(13.09)		(1.86)		1.40	2.97
In the current prospectus, the gross expense ratios for Class AAA, A, B, C, and I Shares are 2.25%, 2.25%, 3.00%, 3.00%, and 2.00%, respectively. The net expense ratios in the current prospectus for these share classes are 2.01%, 2.01%, 2.76%, 2.76%, and 1.76%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

The Class AAA Shares net asset values (“NAVs”) per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on March 12, 2000, August 16, 2000, November 23, 2001, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower for the periods starting prior to August 16, 2000 and November 23, 2001, respectively, due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The MSCI AC World Index is an unmanaged indicator of stock market performance, while the Lipper Global Multi-Cap Growth Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, one year, three year, and five year periods of 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.
We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The GAMCO Global Opportunity Fund
Schedule of Investments — March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 99.2%
	MATERIALS — 17.6%
58,630	Antofagasta plc	$424,288
3,000	BHP Billiton Ltd.	66,304
4,125	CRH plc, Dublin	88,883
9,000	CRH plc, London	195,863
43,000	Gold Fields Ltd., ADR	487,620
24,000	Harmony Gold Mining Co. Ltd., ADR†	262,560
3,000	Impala Platinum Holdings Ltd.	50,206
250	Rio Tinto plc, ADR	33,515
500	Syngenta AG	100,506
20,000	Tokai Carbon Co. Ltd.	81,392
6,000	Xstrata plc	40,248

	TOTAL MATERIALS	1,831,385

	CONSUMER STAPLES — 16.5%
11,113	British American Tobacco plc	256,719
12,160	Cadbury plc	91,722
7,000	Diageo plc	78,168
2,280	Dr. Pepper Snapple Group Inc.†	38,555
5,000	General Mills Inc.	249,400
5,000	Heineken Holding NV	121,213
25	Japan Tobacco Inc.	66,830
5,000	PepsiCo Inc.	257,400
4,000	Pernod-Ricard SA	222,919
2,500	Philip Morris International Inc.	88,950
2,600	Remy Cointreau SA	61,643
4,000	The Procter & Gamble Co.	188,360

	TOTAL CONSUMER STAPLES	1,721,879

	HEALTH CARE — 15.7%
6,000	Cochlear Ltd.	209,231
6,000	Novartis AG	227,001
3,500	Roche Holding AG	480,375
5,000	St. Jude Medical Inc.†	181,650
1,000	Straumann Holding AG	154,832
2,500	Synthes Inc.	278,485
3,200	Takeda Pharmaceutical Co. Ltd.	111,023

	TOTAL HEALTH CARE	1,642,597

	ENERGY — 15.2%
10,000	Galp Energia SGPS SA, Cl. B	119,088
6,600	Imperial Oil Ltd.	239,752
700	Patriot Coal Corp.†	2,597
3,500	Peabody Energy Corp.	87,640
12,000	Petroleo Brasileiro SA, ADR	365,640
10,000	Saipem SpA	177,930
7,200	Schlumberger Ltd.	292,464
6,000	Suncor Energy Inc.	133,260
2,798	Transocean Ltd.†	164,634

	TOTAL ENERGY	1,583,005

	INDUSTRIALS — 12.6%
4,000	Bouygues SA	142,940
4,500	CNH Global NV	46,710
1,000	Fanuc Ltd.	68,397
2,800	Jardine Matheson Holdings Ltd.	50,960
3,000	L-3 Communications Holdings Inc.	203,400
5,500	Lockheed Martin Corp.	379,665
3,000	Mitsui & Co. Ltd.	30,562
5,000	Precision Castparts Corp.	299,500
1,000	SMC Corp.	97,462

	TOTAL INDUSTRIALS	1,319,596

	INFORMATION TECHNOLOGY — 7.6%
2,000	Canon Inc.	58,304
5,000	eBay Inc.†	62,800
800	Google Inc., Cl. A†	278,448
550	Keyence Corp.	104,053
10,500	Microsoft Corp.	192,885
5,000	Square Enix Co. Ltd.	94,825

	TOTAL INFORMATION TECHNOLOGY	791,315

	CONSUMER DISCRETIONARY — 5.2%
7,000	Cablevision Systems Corp., Cl. A	90,580
4,000	Christian Dior SA	219,107
10,000	Compagnie Financiere Richemont SA, Cl. A	156,135
100,000	Mandarin Oriental International Ltd.	79,500

	TOTAL CONSUMER DISCRETIONARY	545,322

	FINANCIAL SERVICES — 4.0%
7,000	Julius Baer Holding Ltd. AG	171,996
10,000	Kinnevik Investment AB, Cl. B	76,679
1,368	Reinet Investments SCA†	12,590
8,000	Schroders plc	90,688
10,000	Swire Pacific Ltd., Cl. A	66,689

	TOTAL FINANCIAL SERVICES	418,642

	TELECOMMUNICATION SERVICES — 3.4%
10,000	China Mobile Ltd.	87,109
2,300	Telephone & Data Systems Inc.	60,973
2,300	Telephone & Data Systems Inc., Special	54,395
4,500	United States Cellular Corp.†	150,030

	TOTAL TELECOMMUNICATION SERVICES	352,507

	UTILITIES — 1.4%
7,000	Connecticut Water Service Inc.	141,960

	TOTAL COMMON STOCKS	10,348,208

	RIGHTS — 0.8%
	MATERIALS — 0.8%
1,179	CRH plc, expire 04/09/09, Dublin†	25,680
2,571	CRH plc, expire 04/09/09, London†	55,927

	TOTAL RIGHTS	81,607

See accompanying notes to schedule of investments.

2

The GAMCO Global Opportunity Fund
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

Principal		Market
Amount		Value
	CORPORATE BONDS — 0.0%
	Telecommunication Services — 0.0%
$200,000	Williams Communications Group Inc., Escrow, 10.875%, 10/01/09† (a)	$0

	TOTAL INVESTMENTS — 100.0%
	(Cost $10,874,404)	$10,429,815

	Aggregate book cost	$10,874,404

	Gross unrealized appreciation	$2,192,115
	Gross unrealized depreciation	(2,636,704)

	Net unrealized appreciation/(depreciation)	$(444,589)

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2009, the market value of the fair valued security amounted to $0 or 0.00% of total investments.

†	Non-income producing security.

ADR American Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
Europe	38.7%	$4,038,000
North America	35.1	3,660,685
South Africa	7.7	800,386
Japan	6.8	712,847
Latin America	6.3	658,104
Asia/Pacific	5.4	559,793

	100.0%	$10,429,815

See accompanying notes to schedule of investments.

3

The GAMCO Global Opportunity Fund
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 – quoted prices in active markets for identical securities;
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

4

The GAMCO Global Opportunity Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of March 31, 2009 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 – Quoted Prices	$5,810,641
Level 2 – Other Significant Observable Inputs	4,619,174
Level 3 – Significant Unobservable Inputs	0

Total	$10,429,815

Statement of Financial Accounting Standard No. 161, “Disclosures about Derivative Instruments and Hedging Activities” clarifies the financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. As of March 31, 2009, the Fund did not hold any derivative instruments.
2. Tax Information. At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $4,464,079, which are available to reduce future required distributions of net capital gains to shareholders. $316,789 of the loss carryforward is available through 2010; $1,776,091 is available through 2011; $1,201,151 is available through 2012; and $1,170,048 is available through 2016.

5

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.
•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS
VALUE

Gabelli Asset Fund
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Blue Chip Value Fund
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
GAMCO Westwood Equity Fund
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Susan M. Byrne
FOCUSED VALUE

Gabelli Value Fund
Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
SMALL CAP VALUE

Gabelli Small Cap Fund
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood SmallCap Equity Fund
Seeks to invest primarily in smaller capitalization equity securities — market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Nicholas F. Galluccio
Gabelli Woodland Small Cap Value Fund
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Elizabeth M. Lilly, CFA
GROWTH

GAMCO Growth Fund
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Howard F. Ward, CFA
GAMCO International Growth Fund
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)
Portfolio Manager: Caesar Bryan
AGGRESSIVE GROWTH

GAMCO Global Growth Fund
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
MICRO-CAP

GAMCO Westwood Mighty MitesSM Fund
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
EQUITY INCOME

Gabelli Equity Income Fund
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood Balanced Fund
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)
Co-Portfolio Managers: Susan M. Byrne
Mark Freeman, CFA
GAMCO Westwood Income Fund
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
SPECIALTY EQUITY

GAMCO Global Convertible Securities Fund
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)
Team Managed
GAMCO Global Opportunity Fund
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
Gabelli SRI Green Fund
Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages,organic living,and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)
Co-Portfolio Managers: Christopher C. Desmarais
John M. Segrich, CFA
SECTOR

GAMCO Global Telecommunications Fund
Seeks to invest in telecommunications companies throughout the world — targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
GAMCO Gold Fund
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)
Portfolio Manager: Caesar Bryan
Gabelli Utilities Fund
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)
Team Managed
MERGER AND ARBITRAGE

Gabelli ABC Fund
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Enterprise Mergers and Acquisitions Fund
Seeks to invest in securities believed to be likely acquisition targets within 12-18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
CONTRARIAN

GAMCO Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Henry Van der Eb, CFA
Comstock Capital Value Fund
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)
Portfolio Manager: Martin Weiner, CFA
FIXED INCOME

GAMCO Westwood Intermediate Bond Fund
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)
Portfolio Manager: Mark Freeman, CFA
CASH MANAGEMENT-MONEY MARKET

Gabelli U.S. Treasury Money Market Fund
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)
Co-Portfolio Managers: Judith A. Raneri
Ronald S. Eaker
An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.
To receive a prospectus, call 800-GABELLI (422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

GAMCO Global Series Funds, Inc.
The GAMCO Global Opportunity Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 6:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	John D. Gabelli
Chairman and Chief	Senior Vice President
Executive Officer	Gabelli & Company, Inc.
GAMCO Investors, Inc.

E. Val Cerutti	Werner J. Roeder, MD
Chief Executive Officer	Medical Director
Cerutti Consultants, Inc.	Lawrence Hospital

Anthony J. Colavita	Anthonie C. van Ekris
Attorney-at-Law	Chairman
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Arthur V. Ferrara	Salvatore J. Zizza
Former Chairman and	Chairman
Chief Executive Officer	Zizza & Co., Ltd.
Guardian Life Insurance
Company of America
Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer
Agnes Mullady
Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The GAMCO Global Opportunity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAMCO
The
GAMCO
Global
Opportunity
Fund
FIRST QUARTER REPORT
MARCH 31, 2009
GAB403Q109SR

The GAMCO Global Telecommunications Fund
First Quarter Report
March 31, 2009
To Our Shareholders,
     During the first quarter of 2009, The GAMCO Global Telecommunications Fund (the “Fund”) was down 11.89%, while the Morgan Stanley Capital International All Country (“MSCI AC”) World Telecommunication Services Index declined 11.48% and the MSCI AC World Index dropped 10.57%.
     Enclosed is the investment portfolio as of March 31, 2009.
Comparative Results
Average Annual Returns through March 31, 2009 (a)

											Since
											Inception
	Quarter		1 Year		3 Year		5 Year		10 Year		(11/1/93)
GAMCO Global Telecommunications Fund Class AAA	(11.89)%		(38.58)%		(8.80)%		(0.73)%		(0.44)%		6.03%
MSCI AC World Telecommunication Services Index*	(11.48)		(33.27)		(1.44)		2.41		N/A	*	N/A *
MSCI AC World Index	(10.57)		(42.74)		(12.84)		(2.37)		(1.27)		3.97
Class A	(11.89)		(38.53)		(8.76)		(0.70)		(0.42)		6.04
	(16.95	)(b)	(42.07	)(b)	(10.54	)(b)	(1.87	)(b)	(1.01	)(b)	5.63 (b)
Class B	(12.04)		(39.04)		(9.49)		(1.46)		(1.08)		5.58
	(16.44	)(c)	(42.08	)(c)	(10.40	)(c)	(1.86	)(c)	(1.08)		5.58
Class C	(12.03)		(38.98)		(9.48)		(1.46)		(1.09)		5.58
	(12.91	)(d)	(39.59	)(d)	(9.48)		(1.46)		(1.09)		5.58
Class I	(11.83)		(38.36)		(8.68)		(0.65)		(0.40)		6.06
In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.59%, 1.59%, 2.34%, 2.34%, and 1.34%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

The Class AAA Shares net asset values (“NAVs”) per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on March 12, 2000, March 13, 2000, June 2, 2000, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Telecommunication Services Index and the MSCI AC World Index are unmanaged indicators of global stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, one year, three year, and five year periods of 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

*	Information for the MSCI AC World Telecommunication Services Index is not available with dividends prior to August 2001.
We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The GAMCO Global Telecommunications Fund
Schedule of Investments — March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 99.2%
	DIVERSIFIED TELECOMMUNICATIONS SERVICES — 47.6%
	Africa/Middle East — 1.1%
65,000	Maroc Telecom	$1,187,439
2,000	Pakistan Telecommunications Co. Ltd., GDR† (a)	41,436
13,000	Telkom SA Ltd.	144,774

		1,373,649

	Asia/Pacific — 4.6%
238,000	Asia Satellite Telecommunications Holdings Ltd.	248,729
170,000	First Pacific Co. Ltd.	58,344
20,000	First Pacific Co. Ltd., ADR	33,600
10,000	KT Corp., ADR†	137,900
100,000	PCCW Ltd.	51,351
56,500	Philippine Long Distance Telephone Co., ADR	2,493,345
18,360	PT Telekomunikasi Indonesia, ADR	471,852
860,000	Singapore Telecommunications Ltd.	1,430,553
36,600	Telecom Corp. of New Zealand Ltd., ADR	238,266
375,000	Telekom Malaysia Berhad	362,090
2,400	Telstra Corp. Ltd., ADR	26,688
8,075	Thai Telephone & Telecom, GDR† (a)(b)	404
1,000,000	True Corp. Public Co. Ltd.†	25,377

		5,578,499

	Europe — 20.9%
2,000	Belgacom SA	62,710
39,000	BT Group plc, ADR	435,630
300,000	Cable & Wireless plc	600,482
8,000	Colt Telecom Group SA†	9,987
410,000	Deutsche Telekom AG, ADR	5,063,500
68,000	Elisa Oyj	992,892
30,000	France Telecom SA, ADR	679,800
5,507	Hellenic Telecommunications Organization SA	82,239
37,000	Hellenic Telecommunications Organization SA, ADR	281,940
20,000	Invitel Holdings A/S, ADR†	75,000
500	Magyar Telekom Telecommunications plc, ADR	5,695
90,000	Portugal Telecom SGPS SA	697,118
60,000	Portugal Telecom SGPS SA, ADR	461,400
11,000	Rostelecom, ADR	567,160
55,000	Royal KPN NV, ADR	731,500
93,000	Sistema JSFC, GDR (a)	531,960
76,000	Swisscom AG, ADR	2,126,480
1,150,000	Telecom Italia SpA	1,483,585
25,000	Telecom Italia SpA, ADR	319,750
94,000	Telefonica SA, ADR	5,604,280
6,361	Telefonica SA, BDR	120,803
94,000	Telekom Austria AG	1,423,732
15,000	Telenor ASA	85,935
590,000	TeliaSonera AB	2,842,543

		25,286,121

Shares/
Units
	Japan — 1.0%
23,700	Nippon Telegraph & Telephone Corp.	893,075
19,000	Nippon Telegraph & Telephone Corp., ADR	361,570

		1,254,645

	Latin America — 4.1%
30,000	Atlantic Tele-Network Inc.	575,400
11,500	Brasil Telecom Participacoes SA, ADR	415,380
44	Brasil Telecom SA, Preference	243
17,415,054	Cable & Wireless Jamaica Ltd.† (c)	88,878
1,000	Maxcom Telecomunicaciones SAB de CV, ADR†	2,250
25,693	Tele Norte Leste Participacoes SA, ADR	355,591
178,000	Telecom Argentina SA, ADR†	1,379,500
40,000	Telefonica de Argentina SA, ADR†	289,600
75,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	1,128,000
3,355	Telemar Norte Leste SA, Preference, Cl. A	75,727
70,000	Telmex Internacional SAB de CV, ADR	641,900

		4,952,469

	North America — 15.9%
136,000	AT&T Inc.	3,427,200
47,836	Bell Aliant Regional Communications Income Fund	914,378
36,000	Bell Aliant Regional Communications Income Fund (a)(d)	688,135
20,000	CenturyTel Inc.	562,400
700,000	Cincinnati Bell Inc.†	1,610,000
3,289	Consolidated Communications Holdings Inc.	33,745
90,060	D&E Communications Inc.	483,622
10,000	E.Spire Communications Inc.† (d)	0
5,000	EarthLink Inc.†	32,850
10,000	Embarq Corp.	378,500
40,000	FairPoint Communications Inc.	31,200
22,000	Frontier Communications Corp.	157,960
78,000	General Communication Inc., Cl. A†	521,040
800	Lexcom Inc., Cl. B, Non-Voting†	33,600
12,000	Manitoba Telecom Services Inc.	304,093
22,422	McLeodUSA Inc., Cl. A† (d)	0
130,000	McLeodUSA Inc., Cl. A, Escrow† (d)	0
26,000	New Ulm Telecom Inc.	171,080
20,000	NorthPoint Communications Group Inc.†	20
160,000	Price Communications Corp., Escrow† (d)	0
165,000	Qwest Communications International Inc.	564,300
33,000	Shenandoah Telecommunications Co.	752,400
45,000	TELUS Corp.	1,237,786
6,943	TELUS Corp., Non-Voting, New York	183,017
33,057	TELUS Corp., Non-Voting, Toronto	865,491
100,000	tw telecom inc.†	875,000
168,000	Verizon Communications Inc.	5,073,600
36,000	Windstream Corp.	290,160

		19,191,577

	TOTAL DIVERSIFIED TELECOMMUNICATIONS SERVICES	57,636,960

See accompanying notes to schedule of investments.

The GAMCO Global Telecommunications Fund
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	WIRELESS TELECOMMUNICATIONS SERVICES — 34.0%
	Africa/Middle East — 0.6%
34,000	Orascom Telecom Holding SAE, GDR	$760,920

	Asia/Pacific — 4.8%
72,000	China Mobile Ltd., ADR	3,133,440
73,000	China Unicom Hong Kong Ltd., ADR	759,930
666	Hutchison Telecommunications International Ltd.	208
8,000	PT Indosat Tbk, ADR	159,120
95,000	SK Telecom Co. Ltd., ADR	1,467,750
360,000	TM International Berhad†	223,179

		5,743,627

	Europe — 7.5%
46,000	Bouygues SA	1,645,236
25,000	Millicom International Cellular SA	926,000
800	Mobile TeleSystems OJSC, ADR	23,936
110,000	Turkcell Iletisim Hizmet A/S, ADR	1,351,900
246,000	Vimpel-Communications, ADR	1,608,840
118,000	Vivendi	3,123,746
20,000	Vodafone Group plc, ADR	348,400

		9,028,058

	Japan — 4.1%
490	KDDI Corp.	2,287,013
2,000	NTT DoCoMo Inc.	2,701,419

		4,988,432

	Latin America — 3.8%
158,000	America Movil SAB de CV, Cl. L, ADR	4,278,640
17,500	Grupo Iusacell SA de CV†	15,567
701	Telemig Celular Participacoes SA, ADR	24,984
14,900	Tim Participacoes SA, ADR	185,058
755	Vivo Participacoes SA	10,187
5,994	Vivo Participacoes SA, ADR	78,222
3,256	Vivo Participacoes SA, Preference	42,711

		4,635,369

	North America — 13.2%
45,000	Clearwire Corp., Cl. A†	231,750
2,000	Leap Wireless International Inc.†	69,740
13,000	MetroPCS Communications Inc.†	222,040
10,000	Nextwave Wireless Inc.†	1,600
248,000	Rogers Communications Inc., Cl. B	5,661,840
630,000	Sprint Nextel Corp.†	2,249,100
80,000	Telephone & Data Systems Inc.	2,120,800
60,000	Telephone & Data Systems Inc., Special	1,419,000
120,000	United States Cellular Corp.†	4,000,800
2,000	Virgin Mobile USA Inc., Cl. A†	2,580

		15,979,250

	TOTAL WIRELESS TELECOMMUNICATIONS SERVICES	41,135,656

	OTHER — 17.6%
	Asia/Pacific — 0.3%
19,065	Austar United Communications Ltd.†	9,081
100,000	Champion Technology Holdings Ltd.	3,484
70,000	CP Pokphand Co. Ltd., ADR†	37,100
26,000	Himachal Futuristic Communications Ltd., GDR† (a)(d)	15,101
50,000	Hutchison Whampoa Ltd.	245,142
250,000	Time Engineering Berhad†	5,486

		315,394

	Europe — 1.6%
10,000	Alcatel-Lucent, ADR†	18,600
1,000	British Sky Broadcasting Group plc, ADR	24,820
6,744	Cockleshell Ltd.†	5,080
9,000	E.ON AG	250,030
59,500	G4S plc	165,539
96,000	GN Store Nord A/S†	256,852
3,600	Impellam Group plc†	1,782
6,400	L. M. Ericsson Telephone Co., Cl. B, ADR	51,776
25,000	Nokia Oyj, ADR	291,750
77	Seat Pagine Gialle SpA†	72
900	Shellshock Ltd.†	646
750	Siemens AG, ADR	42,728
5,852	Telecom Italia Media SpA†	622
24,000	Telegraaf Media Groep NV	322,213
6,000	ThyssenKrupp AG	104,986
15,000	TNT NV, ADR	255,750
1,000	Via Net.Works Inc.†	11
8,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	42,622
9,578	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA, ADR	50,994

		1,886,873

	Japan — 0.4%
72,000	The Furukawa Electric Co. Ltd.	202,212
20,000	Tokyo Broadcasting System Inc.	261,454

		463,666

	Latin America — 0.2%
8,999	BB Holdings Ltd.†	17,323
25,693	Contax Participacoes SA, ADR	23,252
17,000	Grupo Televisa SA, ADR	231,880
1,224	Shellproof Ltd.†	755

		273,210

	North America — 15.1%
80,000	Adelphia Communications Corp., Cl. A† (d)	0
80,000	Adelphia Communications Corp., Cl. A, Escrow† (d)	0
80,000	Adelphia Recovery Trust†	8
2,000	America Online Latin America Inc., Cl. A† (d)	4
See accompanying notes to schedule of investments.

The GAMCO Global Telecommunications Fund
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	North America (Continued)
1,400	Amphenol Corp., Cl. A	$39,886
2,100	Ascent Media Corp., Cl. A†	52,500
130,000	Cablevision Systems Corp., Cl. A	1,682,200
50,000	California Micro Devices Corp.†	121,500
23,566	CanWest Global Communications Corp.† (d)	5,975
33,434	CanWest Global Communications Corp., Cl. A†	8,486
250,000	Charter Communications Inc., Cl. A†	5,200
10,000	Cogeco Inc.	190,752
8,000	Comcast Corp., Cl. A, Special	102,960
4,000	Convergys Corp.†	32,320
21,000	Discovery Communications Inc., Cl. A†	336,420
21,000	Discovery Communications Inc., Cl. C†	307,650
90,000	DISH Network Corp., Cl. A†	999,900
18,000	EchoStar Corp., Cl. A†	266,940
4,500	Fisher Communications Inc.	43,920
1,000	Geoworks Corp.†	59
600	Google Inc., Cl. A†	208,836
3,000	Idearc Inc.†	108
3,333	IDT Corp.†	3,866
4,999	IDT Corp., Cl. B†	5,799
500	JDS Uniphase Corp.†	1,625
1,000	L-3 Communications Holdings Inc.	67,800
60,732	Liberty Global Inc., Cl. A†	884,258
50,000	Liberty Global Inc., Cl. C†	706,500
24,000	Liberty Media Corp. — Capital, Cl. A†	167,520
96,000	Liberty Media Corp. — Entertainment, Cl. A†	1,915,200
40,000	Liberty Media Corp. — Interactive, Cl. A†	116,000
1,000	Lockheed Martin Corp.	69,030
60,100	LSI Corp.†	182,704
30,000	Macrovision Solutions Corp.†	533,700
17,000	Mediacom Communications Corp., Cl. A†	68,510
50,000	Motorola Inc.	211,500
2,000	News Corp., Cl. B	15,400
2,524	Orbital Sciences Corp.†	30,010
10,000	R. H. Donnelley Corp.†	3,050
6,000	SCANA Corp.	185,340
4,500	SJW Corp.	114,435
308,000	The DIRECTV Group Inc.†	7,019,320
11,700	Time Warner Cable Inc.	290,160
33,333	Time Warner Inc.	643,333
2,000	TiVo Inc.†	14,080
1,000	Vishay Intertechnology Inc.†	3,480
47	Xanadoo Co.†	9,447
50,000	Yahoo! Inc.†	640,500

		18,308,191

	TOTAL OTHER	21,247,334

	TOTAL COMMON STOCKS	120,019,950

	RIGHTS — 0.0%
	OTHER — 0.0%
	Europe — 0.0%
77	Seat Pagine Gialle SpA, expire 04/17/09†	481

	WARRANTS — 0.8%
	WIRELESS TELECOMMUNICATIONS SERVICES — 0.8%
	Asia/Pacific — 0.8%
84,000	Bharti Airtel Ltd., expire 09/19/13† (a)	1,036,021

	OTHER — 0.0%
	Asia/Pacific — 0.0%
20,394	Champion Tech, expire 04/16/09 (d)	0

	TOTAL WARRANTS	1,036,021

	TOTAL INVESTMENTS — 100.0%
	(Cost $133,572,874)	$121,056,452

	Aggregate book cost	$133,572,874

	Gross unrealized appreciation	$26,437,004
	Gross unrealized depreciation	(38,953,426)

	Net unrealized appreciation/(depreciation)	$(12,516,422)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the market value of Rule 144A securities amounted to $2,313,057 or 1.91% of total investments.

(b)	Illiquid security.

(c)	At March 31, 2009, the Fund held an investment in a restricted security amounting to $88,878 or 0.07% of total investments, which was valued under methods approved by the Board of Directors, as follows:

				03/31/09
				Carrying
Acquisition		Acquisition	Acquisition	Value
Shares	Issuer	Date	Cost	Per Unit
17,415,054	Cable & Wireless Jamaica Ltd.	03/10/94	$406,745	$0.0051

(d)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2009, the market value of fair valued securities amounted to $709,215 or 0.59% of total investments.

†	Non-income producing security.

ADR	American Depositary Receipt

BDR	Brazilian Depositary Receipt

GDR	Global Depositary Receipt
See accompanying notes to schedule of investments.

The GAMCO Global Telecommunications Fund
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The GAMCO Global Telecommunications Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of March 31, 2009 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 – Quoted Prices	$119,190,413
Level 2 – Other Significant Observable Inputs	1,866,035
Level 3 – Significant Unobservable Inputs	4

Total	$121,056,452

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in
Securities
(Market Value)
Balance as of 12/31/08	$114
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(110)
Net purchase/(sales)	—
Transfers in and/or out of Level 3	0

Balance as of 03/31/09	$4

Net change in unrealized appreciation/(depreciation) during the period on Level 3 investments held at 03/31/09	$(110)

Statement of Financial Accounting Standard No. 161, “Disclosures about Derivative Instruments and Hedging Activities” clarifies the financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. As of March 31, 2009, the Fund did not hold any derivative instruments.
2. Tax Information. At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $24,451,599, which are available to reduce future required distributions of net capital gains to shareholders. $8,976,662 of the loss carryforward is available through 2010; $11,910,139 is available through 2011; and $3,314,655 is available through 2012; and $250,143 is available through 2016.

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	44.2%	$53,479,018
Europe	29.9	36,201,533
Asia/Pacific	10.5	12,673,541
Latin America	8.1	9,861,048
Japan	5.5	6,706,743
Africa/Middle East	1.8	2,134,569

	100.0%	$121,056,452

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GAMCO Global Series Funds, Inc.
The GAMCO Global Telecommunications Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 6:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	John D. Gabelli
Chairman and Chief	Senior Vice President
Executive Officer	Gabelli & Company, Inc.
GAMCO Investors, Inc.

E. Val Cerutti	Werner J. Roeder, MD
Chief Executive Officer	Medical Director
Cerutti Consultants, Inc.	Lawrence Hospital

Anthony J. Colavita	Anthonie C. van Ekris
Attorney-at-Law	Chairman
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Arthur V. Ferrara	Salvatore J. Zizza
Former Chairman and	Chairman
Chief Executive Officer	Zizza & Co., Ltd.
Guardian Life Insurance
Company of America
Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The GAMCO Global Telecommunications Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
The
GAMCO
Global
Telecommunications
Fund
FIRST QUARTER REPORT
MARCH 31, 2009
GAB401Q109SR

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GAMCO Global Series Funds, Inc.
By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date 5/30/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date 5/30/09

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer
Date 5/30/09

*	Print the name and title of each signing officer under his or her signature.